INDEPENDENCE ONE EQUITY PLUS FUND
(A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 23, 1995

Please note that the toll-free number for purchasing shares of the Fund shown in the current prospectus should be changed. Please delete the first sentence of the sub-section entitled "To Place an Order" under the section entitled "Share Purchases" on page 10 and replace it with the following:
     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."

                                                               November 17, 1995


INDEPENDENCE ONE FIXED INCOME FUND
(A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 23, 1995
1. Please delete the fourth paragraph of the sub-section entitled "Adviser's Background" on page 11 and replace it with the following:
     "John B. Willard is Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio
   FEDERATED SECURITIES CORP.                                     since
                                                                  November,
   Distributor                     PE                             1995.  He
   A subsidiary of FEDERATED                                      joined
   INVESTORS                                                      Michigan
   Federated Investors Tower                                      National Bank
   PITTSBURGH, PA  15222-3779                                     in 1986.  He
   Cusip 453777872                                                earned his
   G01184-03 (11/95)                                              BBA from the
     University of Iowa and MBA from the University of Arizona."
2. Please note that the toll-free number for purchasing shares of the Fund shown in the current prospectus should be changed. Please delete the first sentence of the sub-section entitled "To Place an Order" under the section entitled "Share Purchases" on page 13 and replace it with the following:
     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."

                                                               November 24, 1995

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
(A Portfolio of Independence One Mutual Funds)

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 23, 1995
1. Please delete the fourth paragraph of the sub-section entitled "Adviser's Background" which begins on page 7 and replace it with the following:
     "Bruce Beaumont is Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Fund's portfolio since November, 1995. He joined Michigan National Bank in 1987. He earned his BA from Alma College and an MBA from Northwestern University. Bruce is a Chartered Financial Analyst and a Certified Public Accountant."
2. Please note that the toll-free number for purchasing shares of the Fund shown in the current prospectus should be changed. Please delete the first sentence of
   FEDERATED SECURITIES CORP.
                                                                  the sub-
                                                                  section
   Distributor                     RE
                                                                  entitled "To
   A subsidiary of FEDERATED
                                                                  Place an
   INVESTORS
                                                                  Order" under
   Federated Investors Tower
                                                                  the section
   PITTSBURGH, PA  15222-3779
                                                                  entitled
   Cusip 453777864
                                                                  "Share
   G01184-04 (11/95)
     Purchases" on page 10 and replace it with the following:
     "Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One."

                                                               November 17, 1995



















   FEDERATED SECURITIES CORP.

   Distributor                     RE
   A subsidiary of FEDERATED
   INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   Cusip 453777856